JPMORGAN TRUST IV

270 Park Avenue

New York, New York 10017

September 30, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust IV (the “Trust”) on behalf of
JPMorgan Smart Spending 2050 Fund (the “Fund”)
File No. 811-23117 and 333-208312

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 13 under the 1933 Act (Amendment No. 14 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering a new Fund as a new series of the Trust.

Included in the filing are the prospectuses and Statement of Addition Information for the Fund. The Fund seeks to provide total return consisting of current income and capital appreciation. The Fund seeks to achieve its objectives by investing in J.P. Morgan funds and directly in securities and other financial instruments according to an investment strategy that seeks to achieve a level of total return that supports shareholders systematically redeeming, or spending down, a portion of their investment in the Fund each year until December 31, 2050 (the Fund’s “maturity date”). We are registering Class A, Class C, Select Class, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares for this Fund.

If you have any questions or comments, please contact me at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary